Payden/Kravitz Cash Balance Plan Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (24%
)
250,000 AlbaCore Euro CLO I DAC 1A 144A, (3 mo.
EURIBOR + 3.250%), 3.25%, 10/18/34
EUR (a)(b)(c) $ 278
450,000 Ammc CLO Ltd. 2017-20A 144A, (3 mo.
LIBOR USD + 3.150%), 3.39%, 4/17/29 (a)(b) 451
350,000 Anchorage Capital CLO 11 Ltd. 2019-11A
144A, (3 mo. LIBOR USD + 3.450%), 3.71%,
7/22/32 (a)(b) 351
250,000 Anchorage Capital CLO 11 Ltd. 2019-11A
144A, (3 mo. LIBOR USD + 7.050%), 7.31%,
7/22/32 (a)(b) 248
400,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2021-FL2 144A, (1 mo. LIBOR USD +
2.950%), 3.05%, 5/15/36 (a)(b) 394
400,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450%),
1.50%, 1/15/37 (a)(b) 400
200,000 Bain Capital Euro CLO DAC 2018-1X, (3 mo.
EURIBOR + 1.700%), 1.70%, 4/20/32 EUR (b)
(c)(d) 221
250,000 Ballyrock CLO Ltd. 2019-1A 144A, (3 mo.
LIBOR USD + 6.750%), 6.99%, 7/15/32 (a)(b) 248
500,000 BDS Ltd. 2021-FL7 144A, (1 mo. LIBOR USD
+ 2.800%), 2.90%, 6/16/36 (a)(b) 499
600,000 BDS Ltd. 2020-FL5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.864%), 2.91%, 2/16/37 (a)(b) 598
250,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A, (3 mo. LIBOR USD + 6.350%),
6.59%, 7/15/32 (a)(b) 249
1,050,000 Blackrock European CLO III Designated Activity
Co. 3A 144A, (3 mo. EURIBOR + 0.880%),
0.88%, 7/19/35 EUR (a)(b)(c) 1,177
250,000 Blackrock European CLO IV DAC 4A 144A,
(3 mo. EURIBOR + 1.300%), 1.30%, 7/15/30
EUR (a)(b)(c) 281
350,000 Blackrock European CLO IV DAC 4A 144A,
(3 mo. EURIBOR + 2.650%), 2.65%, 7/15/30
EUR (a)(b)(c) 383
500,000 Blackrock European CLO V DAC 5X, (3 mo.
EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (b)
(c)(d) 558
500,000 BlueMountain CLO Ltd. 2015-2A 144A, (3 mo.
LIBOR USD + 2.750%), 2.99%, 7/18/27 (a)(b) 487
300,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 3.450%), 3.55%, 8/19/38 (a)(b) 300
550,000 BSPRT Issuer Ltd. 2018-FL4 144A, (1 mo.
LIBOR USD + 2.100%), 2.20%, 9/15/35 (a)(b) 551
500,000 BSPRT Issuer Ltd. 2018-FL4 144A, (1 mo.
LIBOR USD + 2.750%), 2.85%, 9/15/35 (a)(b) 502
380,607 Carlyle Global Market Strategies Euro CLO DAC
2015-2A 144A, (3 mo. EURIBOR + 0.730%),
0.73%, 9/21/29 EUR (a)(b)(c) 428
500,000 Carlyle Global Market Strategies Euro CLO DAC
2015-2A 144A, (3 mo. EURIBOR + 2.700%),
2.70%, 9/21/29 EUR (a)(b)(c) 562
350,000 Carlyle Global Market Strategies Euro CLO DAC
2015-2A 144A, (3 mo. EURIBOR + 0.940%),
0.00%, 11/10/35 EUR (a)(b)(c)(e) 393
800,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 814
Principal
or Shares Security Description
Value
(000)
200,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) $ 204
300,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 305
350,000 CHCP Ltd. 2021-FL1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 3.114%), 3.16%, 2/15/38 (a)(b) 348
300,000 CIFC Funding  Ltd. 2013-3RA 144A, (3 mo.
LIBOR USD + 2.900%), 3.16%, 4/24/31 (a)(b) 299
454,274 CLI Funding VIII LLC 2021-1A 144A, 2.38%,
2/18/46 (a) 442
150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 146
550,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (a) 540
873,000 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 914
148,500 Driven Brands Funding LLC 2020-2A 144A,
3.24%, 1/20/51 (a) 148
1,299,573 Dryden 39 Euro CLO DAC 2015-39A 144A, (3
mo. EURIBOR + 0.870%), 0.87%, 10/15/31
EUR (a)(b)(c) 1,459
250,000 GoldentTree Loan Management U.S. CLO 1 Ltd.
2021-9A 144A, (3 mo. LIBOR USD + 6.750%),
7.00%, 1/20/33 (a)(b) 234
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.400%), 2.50%, 9/15/37 (a)
(b) 596
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.750%), 2.85%, 9/15/37 (a)
(b) 601
300,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. LIBOR USD + 2.750%), 2.85%, 7/15/39 (a)
(b) 298
414,573 Halcyon Loan Advisors Funding Ltd. 2015-2A
144A, (3 mo. LIBOR USD + 1.650%), 1.91%,
7/25/27 (a)(b) 415
450,000 ITE Rail Fund Levered LP 2021-3A 144A,
2.98%, 6/28/51 (a) 441
383,413 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 2.37%, 9/25/28 (a) 381
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 4.28%, 9/25/28 (a) 545
600,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 4.39%, 12/26/28 (a) 594
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 3.69%, 2/26/29 (a) 537
300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 3.750%), 3.85%, 7/15/36 (a)(b) 300
250,000 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 2.850%), 3.10%,
4/19/30 (a)(b) 249
500,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 3.39%, 11/20/50 (a) 507
300,000 Oak Street Investment Grade Net Lease Fund
Series 2021-1A 144A, 2.80%, 1/20/51 (a) 295
250,000 OCP CLO Ltd. 2020-19A 144A, (3 mo. LIBOR
USD + 6.500%), 6.75%, 10/20/34 (a)(b) 248
700,000 OZLM XII Ltd. 2015-12A 144A, (3 mo. LIBOR
USD + 1.600%), 1.90%, 4/30/27 (a)(b) 700
319,275 Planet Fitness Master Issuer LLC 2018-1A 144A,
4.26%, 9/05/48 (a) 320

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Principal
or Shares Security Description
Value
(000)
269,500 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) $ 273
539,827 Shackleton CLO Ltd. 2015-8A 144A, (3 mo.
LIBOR USD + 0.920%), 1.17%, 10/20/27 (a)(b) 541
282,000 Textainer Marine Containers VII Ltd. 2021-2A
144A, 2.82%, 4/20/46 (a) 278
200,000 TPG Real Estate Finance Issuer Ltd. 2018-FL2
144A, (1 mo. LIBOR USD + 2.300%), 2.40%,
11/15/37 (a)(b) 200
400,000 Trinity Rail Leasing LLC 2021-1A 144A, 3.08%,
7/19/51 (a) 390
600,000 TRP LLC 2021-1 144A, 3.06%, 6/19/51 (a) 590
600,000 TRP-TRIP Rail Master Funding LLC 2021-2
144A, 3.08%, 6/19/51 (a) 587
300,000 VB-S1 Issuer LLC 2020-1A 144A, 4.09%,
6/15/50 (a) 306
668,930 Venture XVII CLO Ltd. 2014-17A 144A, (3 mo.
LIBOR USD + 0.880%), 1.12%, 4/15/27 (a)(b) 669
349,125 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 348
Total Asset Backed (Cost - $26,998)
26,621
Bank Loans(f) (6%
)
586,065 Axalta Coating Systems U.S. Holdings Inc. Term
Loan B3 1L, (LIBOR USD 3-Month + 1.750%),
1.97%, 6/01/24  585
180,000 Bally's Corp. Term Loan B 1L, (LIBOR USD
6-Month + 3.250%), 3.75%, 10/01/28  180
471,254 Change Healthcare Holdings LLC Term Loan B
1L, (LIBOR USD 1-Month + 2.500%), 3.50%,
3/01/24  471
250,000 Crocs Inc. Term Loan B 1L, (LIBOR USD
1-Month + 3.500%), 4.00%, 1/27/29  249
293,250 Directv Financing LLC Term Loan 1L, (LIBOR
USD 3-Month + 5.000%), 5.75%, 8/02/27  294
250,000 Froneri Lux FinCo Sarl Term Loan B 1L, (6 mo.
EURIBOR + 2.375%), 2.38%, 1/31/27 EUR (c) 275
298,996 Graham Packaging Co. Inc. Term Loan 1L,
(LIBOR USD 1-Month + 3.000%), 3.75%,
8/04/27  299
200,000 Gray Television Inc. Term Loan D 1L, (LIBOR
USD 3-Month + 3.000%), 3.10%, 12/01/28  200
259,114 Grifols SA Term Loan B 1L, (3 mo. EURIBOR +
2.250%), 2.25%, 11/15/27 EUR (c) 289
145,193 ICON Luxembourg Sarl Term Loan B 1L,
(LIBOR USD 1-Month + 2.250%), 2.75%,
7/01/28  145
541,560 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 3-Month + 2.750%), 3.75%, 2/05/25 541
298,500 Madison IAQ LLC Term Loan 1L, (LIBOR USD
6-Month + 3.250%), 3.75%, 6/21/28  298
165,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 7.25%, 7/21/29  165
94,118 Padagis LLC Term Loan B 1L, (LIBOR USD
1-Month + 4.750%), 5.25%, 7/06/28  94
36,175 PRA Health Sciences Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.250%), 2.75%,
7/01/28  36
135,031 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 2.500%), 3.00%,
9/22/28 135
250,000 Sunset Debt Merger Sub Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 4.000%), 4.75%,
10/06/28  249
Principal
or Shares Security Description
Value
(000)
487,079 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 4.25%,
2/05/27 $ 487
333,547 United Natural Foods Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 3.250%), 3.36%,
10/22/25  334
350,000 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 3.75%, 8/03/28 350
300,000 WR Grace Holdings LLC Term Loan B 1L,
(LIBOR USD 3-Month + 3.750%), 4.25%,
9/22/28  301
667,575 Wyndham Hotels & Resorts Inc. Term Loan B
1L, (LIBOR USD 1-Month + 1.750%), 1.85%,
5/30/25  662
Total Bank Loans (Cost - $6,592)
6,639
Corporate Bond (23%
)
1,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (d) 1,001
100,000 AA Bond Co. Ltd. 144A, 6.50%, 1/31/26
GBP (a)(c) 136
400,000 ADLER Group SA , 1.88%, 1/14/26 EUR (c)(d) 364
300,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 298
200,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (a) 189
200,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 200
250,000 Alsea SAB de CV 144A, 7.75%, 12/14/26 (a) 259
190,000 ASP Unifrax Holdings Inc. 144A, 7.50%,
9/30/29 (a) 184
200,000 Athabasca Oil Corp. 144A, 9.75%, 11/01/26 (a) 200
200,000 Banco de Sabadell SA , (5 yr. Euro Swap +
6.414%), 6.50% EUR (b)(c)(d)(g) 228
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(g) 192
142,000 Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a) 142
250,000 Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a) 268
200,000 Bellis Acquisition Co. PLC 144A, 4.50%,
2/16/26 GBP (a)(c) 262
250,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) 243
350,000 BRF GmbH , 4.35%, 9/29/26 (d) 351
500,000 C&W Senior Financing DAC , 6.88%,
9/15/27 (d) 522
200,000 Canpack SA/Canpack U.S. LLC 144A, 3.88%,
11/15/29 (a) 192
150,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 1/15/34 (a) 139
450,000 Cemex SAB de CV , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.534%), 5.13% (b)(d)(g) 452
200,000 Cemex SAB de CV , 7.38%, 6/05/27 (d) 218
250,000 Centene Corp. , 3.38%, 2/15/30  246
650,000 Centene Corp. , 2.63%, 8/01/31  609
200,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 203
250,000 CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332 , 4.38%, 7/22/31 (d) 234
400,000 Civitas Resources Inc. , 7.50%, 4/30/26  402

Principal
or Shares Security Description
Value
(000)
200,000 Cobra AcquisitionCo LLC 144A, 6.38%,
11/01/29 (a) $ 195
150,000 Consolidated Energy Finance SA 144A, 5.63%,
10/15/28 (a) 141
225,000 ContourGlobal Power Holdings SA 144A,
3.13%, 1/01/28 EUR (a)(c) 239
175,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 4.75%,
1/15/29 (a) 173
175,000 Covanta Holding Corp. 144A, 4.88%,
12/01/29 (a) 174
150,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 154
225,000 CTP NV , 0.75%, 2/18/27 EUR (c)(d) 244
250,000 DAE Sukuk Difc Ltd. , 3.75%, 2/15/26 (d) 254
300,000 Dar Al-Arkan Sukuk Co. Ltd. , 6.75%,
2/15/25 (d) 312
175,000 DISH DBS Corp. 144A, 5.75%, 12/01/28 (a) 168
200,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(c) 224
400,000 Ecopetrol SA , 4.13%, 1/16/25  402
200,000 EIG Pearl Holdings Sarl 144A, 3.55%,
8/31/36 (a) 200
225,000 Energean PLC 144A, 6.50%, 4/30/27 (a) 219
125,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 122
100,000 Food Service Project SA 144A, 5.50%, 1/21/27
EUR (a)(c) 112
170,000 Freeport-McMoRan Inc. , 4.38%, 8/01/28  176
250,000 Frontier Communications Holdings LLC 144A,
6.00%, 1/15/30 (a) 242
200,000 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 196
250,000 Grifols Escrow Issuer SA 144A, 3.88%, 10/15/28
EUR (a)(c) 273
650,000 Grupo Bimbo SAB de CV , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.280%), 5.95% (b)(d)(g) 672
300,000 Gulfport Energy Corp. 144A, 8.00%, 5/17/26 (a) 323
150,000 Herens Midco SARL 144A, 5.25%, 5/15/29
EUR (a)(c) 153
150,000 Hertz Corp. 144A, 4.63%, 12/01/26 (a) 146
150,000 Hertz Corp. 144A, 5.00%, 12/01/29 (a) 145
200,000 II-VI Inc. 144A, 5.00%, 12/15/29 (a) 200
375,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(d) 375
200,000 Jane Street Group/JSG Finance Inc. 144A,
4.50%, 11/15/29 (a) 196
250,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 3.75%, 12/01/31 (a) 244
50,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A, 4.75%, 6/01/27 (a) 51
250,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 244
300,000 LA Construccion SA 144A, 4.75%, 2/07/32 (a) 294
250,000 Laredo Petroleum Inc. , 9.50%, 1/15/25  255
300,000 Mauser Packaging Solutions Holding Co. ,
4.75%, 4/15/24 EUR (c)(d) 336
250,000 Meritage Homes Corp. 144A, 3.88%, 4/15/29 (a) 252
550,000 Minejesa Capital BV , 4.63%, 8/10/30 (d) 542
550,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(d) 539
150,000 Mozart Debt Merger Sub Inc. 144A, 5.25%,
10/01/29 (a) 146
Principal
or Shares Security Description
Value
(000)
225,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (c) $ 298
200,000 Neinor Homes SA , 4.50%, 10/15/26 EUR (c)(d) 228
225,000 Northern Oil and Gas Inc. 144A, 8.13%,
3/01/28 (a) 235
300,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 305
300,000 Northwest Fiber LLC/Northwest Fiber Finance
Sub Inc. 144A, 4.75%, 4/30/27 (a) 286
150,000 NuVista Energy Ltd. 144A, 7.88%, 7/23/26
CAD (a)(c) 124
200,000 Owl Rock Capital Corp. , 3.40%, 7/15/26  199
200,000 Penn Virginia Holdings LLC 144A, 9.25%,
8/15/26 (a) 205
300,000 Penske Automotive Group Inc. , 3.75%, 6/15/29  283
150,000 Petrobras Global Finance BV , 6.25%, 3/17/24  162
150,000 Petrobras Global Finance BV , 5.30%, 1/27/25  160
450,000 Petroleos Mexicanos , 5.13%, 3/15/23 EUR (c)(d) 526
324,000 Petroleos Mexicanos 144A, 6.70%, 2/16/32 (a) 321
250,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a) 247
200,000 ReNew Power Ltd. , 6.45%, 9/27/22 (d) 202
350,000 RLJ Lodging Trust LP 144A, 3.75%, 7/01/26 (a) 340
275,000 SBB Treasury Oyj , 0.75%, 12/14/28 EUR (c)(d) 288
600,000 Silknet JSC , 11.00%, 4/02/24 (d) 645
300,000 Sonic Automotive Inc. 144A, 4.63%,
11/15/29 (a) 293
70,000 Southwestern Energy Co. , 4.75%, 2/01/32  70
300,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 298
250,000 Telefonica Celular del Paraguay SA , 5.88%,
4/15/27 (d) 259
500,000 Telefonica Moviles Chile SA 144A, 3.54%,
11/18/31 (a) 481
550,000 Transnet SOC Ltd. , 4.00%, 7/26/22 (d) 549
520,000 U.S. Foods Inc. 144A, 6.25%, 4/15/25 (a) 538
400,000 U.S. Foods Inc. 144A, 4.75%, 2/15/29 (a) 393
259,200 United Airlines Pass-Through Trust 20-1, B,
4.88%, 1/15/26  268
235,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 11/01/33 (a) 233
125,000 Verisure Midholding AB 144A, 5.25%, 2/15/29
EUR (a)(c) 139
100,000 Voyage Care BondCo PLC 144A, 5.88%, 2/15/27
GBP (a)(c) 135
Total Corporate Bond (Cost - $26,311)
25,777
Foreign Government (6%
)
250,000 Brazilian Government International Bond ,
4.50%, 5/30/29  250
300,000 Colombia Government International Bond ,
3.88%, 3/22/26 EUR (c) 362
200,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a) 192
100,000 Dominican Republic International Bond , 5.50%,
1/27/25 (d) 107
300,000 Dominican Republic International Bond , 4.88%,
9/23/32 (d) 295
150,000 Ecuador Government International Bond , 5.00%,
7/31/30 (d) 130
450,000 Egypt Government International Bond , 7.50%,
1/31/27 (d) 456
200,000 Georgia Government International Bond , 2.75%,
4/22/26 (d) 195

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Principal
or Shares Security Description
Value
(000)
300,000 Guatemala Government Bond 144A, 3.70%,
10/07/33 (a) $ 285
500,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (d) 537
400,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 376
500,000 Nigeria Government International Bond , 6.50%,
11/28/27 (d) 502
550,000 Oman Government International Bond , 4.75%,
6/15/26 (d) 563
500,000 Paraguay Government International Bond 144A,
3.85%, 6/28/33 (a) 502
4,900,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 295
400,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 374
300,000 Romanian Government International Bond
144A, 2.13%, 3/07/28 EUR (a)(c) 337
175,000 Romanian Government International Bond ,
2.88%, 3/11/29 EUR (c)(d) 203
100,000 Romanian Government International Bond ,
3.62%, 5/26/30 EUR (c)(d) 117
200,000 Romanian Government International Bond
144A, 1.75%, 7/13/30 EUR (a)(c) 205
300,000 Senegal Government International Bond , 4.75%,
3/13/28 EUR (c)(d) 337
500,000 Serbia International Bond , 1.00%, 9/23/28
EUR (c)(d) 528
Total Foreign Government (Cost - $7,460)
7,148
Mortgage Backed (33%
)
100,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 1.750%), 1.85%,
12/18/37 (a)(b) 100
200,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 2.600%), 2.70%,
12/18/37 (a)(b) 200
600,000 BBCMS Mortgage Trust 2018-TALL 144A, (1
mo. LIBOR USD + 1.449%), 1.55%, 3/15/37 (a)
(b) 573
340,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 1.800%), 1.91%,
10/15/36 (a)(b) 340
552,500 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.000%), 2.11%,
10/15/36 (a)(b) 550
680,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.300%), 2.41%,
10/15/36 (a)(b) 673
246,642 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 2.000%), 2.11%,
12/15/36 (a)(b) 245
328,971 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 2.100%), 2.21%,
10/15/37 (a)(b) 327
328,971 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 2.750%), 2.86%,
10/15/37 (a)(b) 327
500,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. LIBOR USD + 1.952%), 2.06%,
5/15/38 (a)(b) 495
400,000 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 2.350%), 2.46%,
6/15/38 (a)(b) 397
Principal
or Shares Security Description
Value
(000)
600,000 BX Commercial Mortgage Trust 2021-XL2
144A, (1 mo. LIBOR USD + 3.890%), 4.00%,
10/15/38 (a)(b) $ 595
500,000 BX Trust 2021-LGCY 144A, (1 mo. LIBOR
USD + 3.193%), 3.30%, 10/15/23 (a)(b) 496
700,000 BX Trust 2018-GW 144A, (1 mo. LIBOR USD
+ 2.420%), 2.53%, 5/15/35 (a)(b) 692
500,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 2.594%), 2.70%, 10/15/36 (a)(b) 497
236,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. LIBOR USD + 1.070%), 1.18%,
12/15/37 (a)(b) 236
546,015 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.350%), 2.46%,
6/15/34 (a)(b) 529
347,464 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.608%), 2.71%,
6/15/34 (a)(b) 320
393,196 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.100%), 2.21%, 11/15/37 (a)(b) 393
196,598 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.766%), 2.87%, 11/15/37 (a)(b) 197
589,794 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 3.492%), 3.60%, 11/15/37 (a)(b) 586
500,000 Connecticut Avenue Securities Trust 2018-R07
144A, (1 mo. LIBOR USD + 4.350%), 4.46%,
4/25/31 (a)(b) 518
64,342 Connecticut Avenue Securities Trust 2019-R01
144A, (1 mo. LIBOR USD + 2.450%), 2.56%,
7/25/31 (a)(b) 65
500,000 Connecticut Avenue Securities Trust 2019-R01
144A, (1 mo. LIBOR USD + 4.350%), 4.46%,
7/25/31 (a)(b) 514
1,200,000 Connecticut Avenue Securities Trust 2019-R02
144A, (1 mo. LIBOR USD + 4.150%), 4.26%,
8/25/31 (a)(b) 1,229
550,000 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 4.100%), 4.21%,
9/25/31 (a)(b) 563
1,000,000 Connecticut Avenue Securities Trust 2019-R05
144A, (1 mo. LIBOR USD + 4.100%), 4.21%,
7/25/39 (a)(b) 1,015
550,000 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 3.400%), 3.51%,
10/25/39 (a)(b) 551
1,247,971 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.26%,
11/25/39 (a)(b) 1,247
96,644 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 2.000%), 2.11%,
1/25/40 (a)(b) 97
600,000 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 3.000%), 3.11%,
1/25/40 (a)(b) 603
950,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.150%), 2.26%, 5/15/36 (a)(b) 951
750,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 2.76%, 5/15/36 (a)(b) 744
750,000 CSMC Trust 2017-MOON 144A, 3.20%,
7/10/34 (a)(h) 747

Principal
or Shares Security Description
Value
(000)
397,553 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 2.850%), 2.96%,
7/15/38 (a)(b) $ 398
496,942 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 3.700%), 3.81%,
7/15/38 (a)(b) 498
500,000 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 4.100%), 4.21%,
3/25/31 (b) 523
600,000 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 3.000%), 3.11%, 9/25/49 (a)(b) 602
250,000 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 7.500%), 7.61%, 9/25/49 (a)(b) 256
600,000 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 2.55%,
1/25/42 (a)(b) 597
144,280 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 2.01%,
1/25/50 (a)(b) 145
130,421 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 1.96%,
2/25/50 (a)(b) 131
200,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 4.800%), 4.91%,
2/25/50 (a)(b) 196
300,000 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 7.600%), 7.71%,
3/25/50 (a)(b) 311
500,000 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (1 mo. LIBOR USD + 5.750%), 5.86%,
7/25/50 (a)(b) 528
77,464 Freddie Mac STACR REMIC Trust 2020-HQA4
144A, (1 mo. LIBOR USD + 3.150%), 3.26%,
9/25/50 (a)(b) 78
262,244 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 2.85%,
10/25/50 (a)(b) 265
200,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.800%), 4.85%,
10/25/50 (a)(b) 213
300,000 Freddie Mac STACR Trust 2018-HQA2 144A,
(1 mo. LIBOR USD + 2.300%), 2.41%,
10/25/48 (a)(b) 305
532,016 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.76%,
1/25/49 (a)(b) 539
675,000 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 2.250%), 2.36%, 2/25/49 (a)
(b) 679
361,960 Freddie Mac STACR Trust 2019-HQA1 144A,
(1 mo. LIBOR USD + 2.350%), 2.46%,
2/25/49 (a)(b) 366
242,688 Freddie Mac STACR Trust 2019-DNA3 144A,
(1 mo. LIBOR USD + 2.050%), 2.16%,
7/25/49 (a)(b) 245
200,000 Freddie Mac STACR Trust 2019-DNA3 144A,
(1 mo. LIBOR USD + 8.150%), 8.26%,
7/25/49 (a)(b) 210
Principal
or Shares Security Description
Value
(000)
200,000 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 2.700%), 2.81%,
10/25/49 (a)(b) $ 200
246,952 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA1, (1 mo. LIBOR USD +
8.800%), 8.91%, 3/25/28 (b) 261
298,097 Freddie Mac Structured Agency Credit Risk
Debt Notes 2016-HQA3, (1 mo. LIBOR USD +
9.000%), 9.11%, 3/25/29 (b) 321
714,685 Freddie Mac Structured Agency Credit Risk
Debt Notes 2018-DNA1, (1 mo. LIBOR USD +
1.800%), 1.91%, 7/25/30 (b) 720
1,065,466 Freddie Mac Structured Agency Credit Risk
Debt Notes 2018-HQA1, (1 mo. LIBOR USD +
2.300%), 2.41%, 9/25/30 (b) 1,082
600,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.300%), 2.35%, 8/25/33 (a)(b) 609
1,250,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 4.71%, 12/25/42 (b) 1,309
300,000 HONO Mortgage Trust 2021-LULU 144A,
(1 mo. LIBOR USD + 4.400%), 4.51%,
10/15/36 (a)(b) 301
450,000 InTown Hotel Portfolio Trust 2018-STAY
144A, (1 mo. LIBOR USD + 3.350%), 3.61%,
1/15/33 (a)(b) 450
8,664 JP Morgan Mortgage Trust 2014-IVR3 144A,
2.31%, 9/25/44 (a)(b)(h) 9
262,500 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 1.550%), 1.66%,
12/15/37 (a)(b) 259
300,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
12/15/37 (a)(b) 295
550,000 Life Mortgage Trust 2021-BMR 144A, (1 mo.
LIBOR USD + 2.950%), 3.06%, 3/15/38 (a)(b) 545
350,000 Med Trust 2021-MDLN 144A, (1 mo. LIBOR
USD + 4.000%), 4.11%, 11/15/38 (a)(b) 347
300,000 MF1 Ltd. 2020-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 4.614%), 4.66%, 7/15/35 (a)(b) 303
3,718,192 Morgan Stanley Capital I Trust 2018-H3, 0.82%,
7/15/51 (h) 152
300,000 Motel Trust 2021-MTL6 144A, (1 mo. LIBOR
USD + 2.700%), 2.81%, 9/15/38 (a)(b) 300
250,000 Motel Trust 2021-MTL6 144A, (1 mo. LIBOR
USD + 4.700%), 4.81%, 9/15/38 (a)(b) 250
300,000 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 3.250%),
3.36%, 10/15/49 (a)(b) 293
300,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 1.750%), 1.86%, 3/15/36 (a)(b) 298
900,000 Palisades Center Trust 2016-PLSD 144A, 3.36%,
4/13/33 (a) 645
300,000 Radnor RE Ltd. 2021-1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 1.70%, 12/27/33 (a)(b) 300
110,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 3.000%), 3.05%,
11/17/30 GBP (a)(b)(c) 148

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Principal
or Shares Security Description
Value
(000)
400,000 SMR Mortgage Trust 2022-IND 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 5.000%), 5.06%, 2/15/39 (a)(b) $ 400
300,000 SMR Mortgage Trust 2022-IND 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 6.000%), 6.06%, 2/15/39 (a)(b) 300
1,400,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 3.86%, 4/25/43 (a)(b) 1,422
450,000 TPGI Trust 2021-DGWD 144A, (1 mo. LIBOR
USD + 2.350%), 2.46%, 6/15/26 (a)(b) 447
299,555 TTAN 2021-MHC 144A, (1 mo. LIBOR USD +
2.400%), 2.51%, 3/15/38 (a)(b) 298
400,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 1.775%),
1.88%, 12/15/34 (a)(b) 399
10,282,617 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.93%, 8/15/51 (h) 410
Total Mortgage Backed (Cost - $37,956)
37,770
Stocks (5%)
Common Stock (5%
)
2,900 Apple Inc. 507
500 BlackRock Inc. 411
5,700 Bristol Myers Squibb Co. 370
600 Broadcom Inc. 352
2,200 Chevron Corp. 289
3,700 ConocoPhillips 328
3,100 Emerson Electric Co. 285
1,200 Home Depot Inc. 440
1,600 Microsoft Corp. 498
4,100 NextEra Energy Inc. 320
2,500 Simon Property Group Inc. 368
1,300 Target Corp. 287
1,800 Union Pacific Corp. 440
2,900 Waste Management Inc. 436
Total Stocks (Cost - $4,234) 5,331
Investment Company (2%
)
308,018 Payden Cash Reserves Money Market Fund* 308
30,800 SPDR S&P Bank ETF 1,695
Total Investment Company (Cost - $1,976)
2,003
Principal
or Shares Security Description
Value
(000)
Purchase Options  (0%
)
Total Purchase Options (Cost - $12) $ 2
Total Investments, Before Written Swaptions
(Cost - $111,539) (99%)
111,291
Written Swaptions  (0%)
Total Written Swaptions (Cost - $(59)) (187)
Total Investments (Cost - $111,480) (99%)
111,104
Other Assets, net of Liabilities (1%)
1,285
Net Assets (100%) $ 112,389
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S & P 500 Index 3 $ 1,355 $ 3670 02/28/2022 $ 2 Put
Written Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Written Swaptions - (0.2%)
3-Year Interest Rate Swap, 04/26/22, Receive Fixed
0.945% Semi-Annually, Pay Variable Quarterly,
3-Month USD LIBOR Citibank, N.A. $ 16,364 04/26/2022 $ (187) Put

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 513
USD  402 HSBC Bank USA, N.A. 03/17/2022 $ 1
GBP 1,111
USD  1,483 HSBC Bank USA, N.A. 03/17/2022 11
USD 1,645
EUR  1,430 Citibank, N.A. 03/17/2022 36
USD 15,059
EUR  12,755 Citibank, N.A. 03/17/2022 715
USD 639
CAD  811 HSBC Bank USA, N.A. 03/17/2022 1
USD 2,580
GBP  1,890 HSBC Bank USA, N.A. 03/17/2022 39
803
Liabilities:
EUR 3,507 USD  4,030 Citibank, N.A. 03/17/2022 (87)
EUR 725 USD  854 Citibank, N.A. 03/17/2022 (38)
USD 295 ZAR  4,610 Citibank, N.A. 04/19/2022 (1)
(126)
Net Unrealized Appreciation (Depreciation)
$ 677
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 20 Mar-22 $ 2,559 $ (32) $ (32)
U.S. Treasury 2-Year Note Future 99 Mar-22 21,449 (124) (124)
a a
(156)
Short Contracts:
Euro-Bobl Future 20 Mar-22 (2,971) 40 40
Euro-Bund Future 6 Mar-22 (1,140) 31 31
U.S. 10-Year Ultra Future 32 Mar-22 (4,571) 35 35
U.S. Treasury 5-Year Note Future 41 Mar-22 (4,887) 24 24
U.S. Ultra Bond Future 3 Mar-22 (567) (1) (1)
a a
129
Total Futures
$(27)

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Sold (Relevant Credit: Markit CDX, North America
High Yield Series 37 Index), Receive 5% Quarterly, Pay upon
credit default 12/20/2026 $4,300 $(323) $(340) $17
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Pay Fixed 1.4039% Semi-
Annually, Receive Variable 0.21425% (3-Month USD LIBOR)
Quarterly 06/22/2031 $ 1,265 $ 46 $ – $ 46
10-Year Interest Rate Swap, Pay Fixed 1.4168% Semi-
Annually, Receive Variable 0.21425% (3-Month USD LIBOR)
Quarterly 06/22/2031 581 21 – 21
10-Year Interest Rate Swap, Pay Fixed 1.4195% Semi-
Annually, Receive Variable 0.21425% (3-Month USD LIBOR)
Quarterly 06/22/2031 290 10 – 10
3-Year Interest Rate Swap, Receive Fixed 0.93% Semi-
Annually, Pay Variable 0.31657% (3-Month USD LIBOR)
Quarterly 10/29/2024 8,530 (100) – (100)
3-Year Interest Rate Swap, Receive Fixed 0.96% Semi-
Annually, Pay Variable 0.00% (3-Month USD LIBOR)
Quarterly 07/14/2024 8,000 (74) – (74)
5-Year Interest Rate Swap, Receive Fixed 0.86% Semi-
Annually, Pay Variable 0.00% (3-Month USD LIBOR)
Quarterly 04/28/2024 33,612 (325) – (325)
$(422) $– $(422)
Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10 Year Zero-Coupon Inflation Swap Receive Fixed 2.35595%
at Maturity, Pay Variable (Change in CPI) at Maturity 06/22/2031 $1,864 $(139) $– $(139)